Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	COMMUNICATION SERVICES - 7.6%
	Interactive Media & Services - 7.6%
756,356	Pinterest, Inc. - Cl. A *	$49,843,860
130,011	ZoomInfo Technologies, Inc. - Cl. A *	6,270,431
		56,114,291
	CONSUMER DISCRETIONARY - 17.6%
	Automobiles - 1.8%
181,114	Li Auto, Inc. - ADR * (a)	5,221,517
189,260	XPeng, Inc. - ADR *	8,106,006
		13,327,523
	Diversified Consumer Services - 0.6%
84,030	GSX Techedu, Inc. - ADR * (a)	4,345,191

	Hotels, Restaurants & Leisure - 1.9%
96,429	Airbnb, Inc. - Cl. A *	14,155,777

	Internet & Direct Marketing Retail - 3.0%
129,838	Chewy, Inc. - Cl. A *	11,671,138
38,868	Dada Nexus, Ltd. - ADR *	1,418,682
62,133	DoorDash, Inc. - Cl. A *	8,869,486
		21,959,306
	Leisure Equipment & Products - 9.8%
478,545	Peloton Interactive, Inc. - Cl. A *	72,604,847

	Specialty Retail - 0.3%
45,914	Vroom, Inc. *	1,881,097

	Textiles, Apparel & Luxury Goods - 0.2%
81,628	Levi Strauss & Co. - Cl. A	1,639,090
		129,912,831
	CONSUMER STAPLES - 2.6%
	Food & Staples Retailing - 0.2%
93,507	Albertsons Cos., Inc. - Cl. A (a)	1,643,853

	Food Products - 1.8%
104,959	Beyond Meat, Inc. * (a)	13,119,875

	Household Products - 0.4%
92,802	Reynolds Consumer Products, Inc.	2,787,772

	Personal Products - 0.2%
110,757	Yatsen Holding, Ltd. - ADR *	1,882,869
		19,434,369
	FINANCIALS - 4.0%
	Capital Markets - 2.7%
157,567	Tradeweb Markets, Inc. - Cl. A	9,840,059
257,755	XP, Inc. - Cl. A *	10,225,141
		20,065,200
	Consumer Finance - 0.7%
326,421	Lufax Holding, Ltd. - ADR *	4,635,178

	Thrifts & Mortgage Finance - 0.6%
218,317	Rocket Cos., Inc. - Cl. A * (a)	4,414,370
		29,114,748
	HEALTH CARE - 10.8%
	Biotechnology - 0.3%
25,126	CureVac NV * (a)	2,036,965

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020 (Continued)

Shares		Value (US$)
	Health Care Providers & Services - 0.3%
40,763	Oak Street Health, Inc. *	$2,493,065

	Health Care Technology - 0.4%
65,925	GoodRx Holdings, Inc. - Cl. A *	2,659,414

	Life Sciences Tools & Services - 8.5%
107,820	10X Genomics, Inc. - Cl. A *	15,267,312
143,122	Adaptive Biotechnologies Corp. *	8,462,804
932,452	Avantor, Inc. *	26,248,524
300,479	PPD, Inc. *	10,282,391
88,482	Sotera Health Co. *	2,427,946
		62,688,977
	Pharmaceuticals - 1.3%
197,655	Royalty Pharma PLC - Cl. A	9,892,633
		79,771,054
	INDUSTRIALS - 14.2%
	Commercial Services & Supplies - 0.9%
230,970	GFL Environmental, Inc.	6,739,705

	Professional Services - 0.5%
151,566	Dun & Bradstreet Holdings, Inc. *	3,773,993

	Road & Rail - 12.8%
464,711	Lyft, Inc. - Cl. A *	22,831,252
1,396,591	Uber Technologies, Inc. *	71,226,141
		94,057,393
		104,571,091
	INFORMATION TECHNOLOGY - 41.2%
	IT Services - 4.1%
149,895	Fastly, Inc. - Cl. A *	13,096,326
66,772	Kingsoft Cloud Holdings, Ltd. - ADR *	2,907,921
50,370	Snowflake, Inc. - Cl. A *	14,174,118
		30,178,365
	Software - 37.1%
137,611	Bill.com Holdings, Inc. *	18,783,901
204,969	Cloudflare, Inc. - Cl. A *	15,575,594
283,444	Crowdstrike Holdings, Inc. - Cl. A *	60,039,108
287,449	Datadog, Inc. - Cl. A *	28,296,480
345,544	Dynatrace, Inc. *	14,951,689
112,126	Lightspeed POS, Inc. *	7,892,549
27,977	nCino, Inc. *	2,025,815
96,172	OneConnect Financial Technology Co., Ltd. - ADR *	1,895,550
1,008,787	Palantir Technologies, Inc. - Cl. A * (a)	23,756,934
720,579	Slack Technologies, Inc. - Cl. A *	30,437,257
48,633	Unity Software, Inc. *	7,463,706
186,191	Zoom Video Communications, Inc. - Cl. A *	62,805,948
		273,924,531
		304,102,896
	REAL ESTATE - 1.7%
	Real Estate Management & Development - 1.7%
201,297	KE Holdings, Inc. - ADR *	12,387,817

	TOTAL COMMON STOCKS (Cost - $690,134,866)	735,409,097

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020 (Continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 3.9%
28,582,017	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$28,582,017

	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,582,017)	28,582,017

	TOTAL INVESTMENTS - 103.6% (Cost - $718,716,883) (c)	$763,991,114
	LIABILITIES LESS OTHER ASSETS - (3.6) %	(26,464,073)
	NET ASSETS - 100.0%	$737,527,041

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2020, the market value of securities loaned was $29,163,384. The loaned securities were secured with cash collateral of $28,582,017 and non-cash collateral with a value of $2,557,212. The non-cash collateral received consists primarily of common stocks, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $718,716,883. At December 31, 2020, net appreciation for all securities was $45,274,231. This consists of aggregate gross unrealized appreciation of $76,282,569 and aggregate gross unrealized depreciation of $31,008,338.

ADR - American Depositary Receipt

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value (US$)
	COMMON STOCKS - 99.5%
	BRAZIL - 0.5%
54,973	Neoenergia SA	$186,482

	BRITAIN - 4.7%
244,260	Airtel Africa PLC	252,523
131,700	THG Holdings PLC *	1,404,779
		1,657,302
	CANADA - 2.7%
13,470	Lightspeed POS, Inc. *	950,699

	CHINA - 29.8%
15,590	CanSino Biologics, Inc. - Cl. H. * (a)	354,937
96,080	China East Education Holdings, Ltd.	231,015
604,800	China Feihe, Ltd.	1,416,735
28,100	Hangzhou Tigermed Consulting Co., Ltd. - Cl. H *	650,627
214,550	Hansoh Pharmaceutical Group Co., Ltd. *	1,040,585
14,540	Hygeia Healthcare Holdings Co., Ltd. *	91,526
44,060	JD Health International, Inc. *	852,505
12,900	Jinke Smart Services Group Co., Ltd. - Cl. H *	103,833
270,400	Jinxin Fertility Group, Ltd.	551,093
30,590	Kangji Medical Holdings, Ltd. *	59,267
90,470	Ming Yuan Cloud Group Holdings, Ltd. *	557,819
28,460	Pharmaron Beijing Co., Ltd. - Cl. H	480,914
31,730	Poly Property Services Co., Ltd.	250,076
1,700	Remegen Co., Ltd. - Cl. H *	20,832
400,470	Shenwan Hongyuan Group Co., Ltd. - Cl. H	114,679
39,800	Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Cl. H *	60,785
183,900	Smoore International Holdings, Ltd. *	1,419,734
291,680	Topsports International Holdings, Ltd.	436,441
34,610	Venus MedTech Hangzhou, Inc. - Cl. H *	352,910
58,042	WuXi AppTec Co., Ltd. - Cl. H	1,136,515
354,520	Xinyi Energy Holdings, Ltd.	240,540
		10,423,368
	FRANCE - 3.5%
19,808	La Francaise des Jeux SAEM	905,264
8,490	Verallia SA	301,301
		1,206,565
	GERMANY - 5.8%
31,889	TeamViewer AG *	1,707,494
11,370	Traton SE	313,987
		2,021,481
	HONG KONG - 8.8%
403,840	Budweiser Brewing Co., APAC, Ltd.	1,333,553
403,650	ESR Cayman, Ltd. *	1,447,474
143,420	JS Global Lifestyle Co., Ltd.	277,129
40,580	Tianhe Chemicals Group, Ltd. * (b)	—
		3,058,156
	INDIA - 2.4%
66,800	Embassy Office Parks REIT	314,914
4,890	Gland Pharma, Ltd. *	156,469
30,907	SBI Cards & Payment Services, Ltd.	359,924
		831,307
	ITALY - 5.6%
98,753	Nexi S.p.A. *	1,971,284

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020 (Continued)

Shares		Value (US$)
	JAPAN - 11.3%
6,900	Freee KK *	$674,931
260,820	SoftBank Corp.	3,266,091
		3,941,022
	MALAYSIA - 0.9%
423,940	MR DIY Group M Bhd	328,823

	NETHERLANDS - 2.1%
16,599	JDE Peet’s NV *	749,278

	NORWAY - 2.4%
49,921	Adevinta ASA *	838,397

	POLAND - 4.5%
69,750	Allegro.eu SA *	1,581,451

	SOUTH KOREA - 2.6%
2,470	Big Hit Entertainment Co., Ltd. *	363,804
3,551	SK Biopharmaceuticals Co., Ltd. *	552,443
		916,247
	SWEDEN - 3.3%
45,621	EQT AB	1,166,641

	SWITZERLAND - 3.3%
21,685	Softwareone Holding AG *	641,757
11,143	Stadler Rail AG (a)	508,754
		1,150,511
	TAIWAN - 1.4%
19,100	Wiwynn Corp.	478,554

	THAILAND - 2.6%
1,627,160	Asset World Corp. PCL	247,658
269,460	SCG Packaging PCL *	373,251
109,270	Sri Trang Gloves Thailand PCL	277,187
		898,096
	UAE - 1.3%
101,576	Network International Holdings PLC *	453,665

	TOTAL COMMON STOCKS (Cost - $32,542,811)	34,809,329

	SHORT-TERM INVESTMENTS - 2.4%
818,891	State Street Navigator Securities Lending Government Money Market Portfolio (c)	818,891

	TOTAL SHORT-TERM INVESTMENTS (Cost - $818,891)	818,891

	TOTAL INVESTMENTS - 101.9% (Cost - $33,361,702) (d)	$35,628,220
	LIABILITIES LESS OTHER ASSETS - (1.9)%	(656,434)
	NET ASSETS - 100.0%	$34,971,786

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020 (Continued)

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2020, the market value of securities loaned was $777,045. The loaned securities were secured with cash collateral of $818,891. Collateral is calculated based on prior day’s prices.

(b)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(c)	Represents investments of cash collateral received in connection with securities lending.

(d)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $33,361,702. At December 31, 2020, net appreciation for all securities was $2,266,519. This consists of aggregate gross unrealized appreciation of $2,775,314 and aggregate gross unrealized depreciation of $508,795.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended December 31, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2020, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.